Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Unconsolidated structured entities | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	₩ 35,908,782	₩ 32,219,449
Unconsolidated structured entities | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	406,013	80,373
Unconsolidated structured entities | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	12,594,196	11,657,024
Unconsolidated structured entities | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	14,308,104	13,154,346
Unconsolidated structured entities | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	11,403	22,521
Unconsolidated structured entities | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	2,227,903	2,333,275
Unconsolidated structured entities | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	6,294,228	4,894,942
Unconsolidated structured entities | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	66,935	76,968
Unconsolidated structured entities | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	24,613	11,139
Unconsolidated structured entities | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	582	0
Unconsolidated structured entities | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	24,031	11,139
Assets-backed securitization | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	14,008,081	11,565,871
Assets-backed securitization | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	10,007	10,646
Assets-backed securitization | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	882,708	785,134
Assets-backed securitization | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,703,527	3,705,565
Assets-backed securitization | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	10,353	21,494
Assets-backed securitization | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	2,105,239	2,144,846
Assets-backed securitization | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	6,294,228	4,894,942
Assets-backed securitization | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	2,019	3,244
Assets-backed securitization | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	3,192	682
Assets-backed securitization | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	582	0
Assets-backed securitization | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	2,610	682
Structured financing | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	12,411,988	10,552,232
Structured financing | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	396,006	69,727
Structured financing | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	11,631,322	10,207,866
Structured financing | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	200,966	70,407
Structured financing | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	1,050	1,027
Structured financing | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	122,664	188,429
Structured financing | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Structured financing | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	59,980	14,776
Structured financing | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	21,421	10,457
Structured financing | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	0	0
Structured financing | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	21,421	10,457
Investment funds | Assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	9,488,713	10,101,346
Investment funds | Loans measured at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Loans at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	80,166	664,024
Investment funds | Securities at fair value through profit or loss
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	9,403,611	9,378,374
Investment funds | Derivative assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Securities at fair value through other comprehensive income
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Securities at amortized cost
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	0	0
Investment funds | Other assets
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the assets	4,936	58,948
Investment funds | Liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	0	0
Investment funds | Derivative liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	0	0
Investment funds | Other liabilities
Carrying amounts of the assets and liabilities relating to its interests in unconsolidated structured entities [Line Items]
Carrying amounts of the liabilities	₩ 0	₩ 0